SIGNIFICANT ACCOUNTING POLICIES (Details 6)	12 Months Ended
Dec. 31, 2017
Buildings [member]
Disclosure of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	10 to 75 years
Furniture and fixtures [member]
Disclosure of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	5 to 20 years
Computer equipment [member]
Disclosure of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	3 to 20 years
Equipment and machinery [member]
Disclosure of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	3 to 40 years
Vehicles [member]
Disclosure of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	3 to 6 years